Stock-Based Compensation - Profits Interest Units and Noncontrolling Partnership Interests in the WeWork Partnership Narrative (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended		2 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	Feb. 28, 2021	Oct. 31, 2019	Aug. 31, 2019	Mar. 31, 2021	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Sep. 24, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Proceeds from exercise of warrants						$ 0.0	$ 0.0
Restructuring and other related (gains) costs						$ (200.0)	$ 434.0	$ 207.0
Employee Termination Benefits
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restructuring and other related (gains) costs				$ 102.0
2019 Warrant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Proceeds from exercise of warrants		$ 1,500.0
WeWork Partnerships Profits Interest Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)			39,116,872		0	0
Granted (in usd per share)			$ 63.30			$ 0
Awards granted, weighted-average per-unit preference amount (in usd per share)			$ 16.87			$ 0
Vested and expected to vest (in shares)						42,057
Vested and expected to vest (in usd per share)						$ 59.65
Awards forfeited (in shares)						0
Vested awards outstanding (in shares)						42,057
Unrecognized stock-based compensation expense, other awards						$ 0.0
WeWork Partnerships Profits Interest Units | Chief Executive Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)			35,090,905
Vested and expected to vest (in shares)		649,831
Unvested award (in shares)									34,441,074
Vested and expected to vest (in usd per share)	$ 10.38	$ 23.23							$ 77.90
Awards vested, per-unit catch-up base amount (in usd per share)	$ 0	$ 23.23							46.43
Awards modified (in shares)	19,896,032
Award vesting period						2 years
Awards forfeited (in shares)		15,194,872
Awards vested (in shares)	12,896,795
WeWork Partnerships Profits Interest Units | Chief Executive Officer | Share Based Compensation, Award Modification One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vested and expected to vest (in usd per share)		$ 23.23							77.90
Awards vested, per-unit catch-up base amount (in usd per share)		$ 23.23							46.43
Awards modified (in shares)		6,349,406
WeWork Partnerships Profits Interest Units | Chief Executive Officer | Share Based Compensation, Award Modification Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vested and expected to vest (in usd per share)		$ 25.48							59.65
Awards vested, per-unit catch-up base amount (in usd per share)		$ 25.48							$ 46.43
Awards modified (in shares)		12,896,795
WeWork Partnerships Profits Interest Units | Former members of executive management
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested award (in shares)						0	0